Stock Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Stock or Unit Option Plan Expense	$ 44	$ 53
Restricted Stock or Unit Expense	36	54
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	32	44
Treasury stock, shares	192,362	192,362
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	186,479	186,479
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	205,516
Stock or Unit Option Plan Expense	44	53
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	19,037	19,037
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	186,479	186,479	186,479
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	2 years 4 months 24 days		6 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	623	27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	111	10
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	82,206
Restricted Stock or Unit Expense	36	54
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	8,506	12,771	28,255
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 56
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years